UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2554

Name of Registrant:	Vanguard Money Market Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2006

Item 1:	Schedule of Investments

Vanguard Prime Money Market Fund
Schedule of Investments
May 31, 2006

	Yield [1]	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (7.5%)

2 Federal Home Loan Bank	4.692%	6/2/06	44,975	44,969
2 Federal Home Loan Bank	4.968%	7/26/06	116,435	115,562
2 Federal Home Loan Bank	5.085%	8/23/06	122,510	121,091
2 Federal Home Loan Mortgage Corp.	4.705%	6/6/06	292,000	291,811
2 Federal Home Loan Mortgage Corp.	4.757%	6/13/06	295,000	294,538
2 Federal Home Loan Mortgage Corp.	4.942-4.943%	7/3/06	1,529,000	1,522,327
2 Federal Home Loan Mortgage Corp.	5.078%	8/22/06	75,000	74,142
2 Federal National Mortgage Assn	4.932%	7/3/06	1,500,000	1,493,467
2 Federal National Mortgage Assn	4.968%-4.971%	7/26/06	311,149	308,815
2 Federal National Mortgage Assn	5.075%	8/16/06	272,932	270,040
2 Federal National Mortgage Assn	5.079%-5.085%	8/23/06	195,948	193,680

Total U.S. Government and Agency Obligations
(Cost $4,730,442)				4,730,442

Commercial Paper (38.6%)

Bank Holding Company (0.3%)
State Street Corp.	5.029%	6/23/06	217,000	216,337

Finance—Auto (2.0%)
3 BMW US Capital LLC	4.985%	6/6/06	50,000	49,965
DaimlerChrysler Rev. Auto Conduit LLC 1	4.938%	6/2/06	61,000	60,992
DaimlerChrysler Rev. Auto Conduit LLC 1	5.033%	6/14/06	34,000	33,938
DaimlerChrysler Rev. Auto Conduit LLC 1	4.978%	6/20/06	43,000	42,888
DaimlerChrysler Rev. Auto Conduit LLC 1	5.038%	6/21/06	75,000	74,791
DaimlerChrysler Rev. Auto Conduit LLC 1	5.038%	6/22/06	75,000	74,781
DaimlerChrysler Rev. Auto Conduit LLC 1	5.039%	6/23/06	75,000	74,770
DaimlerChrysler Rev. Auto Conduit LLC 1	4.946%	6/26/06	27,500	27,407
DaimlerChrysler Rev. Auto Conduit LLC 1	5.058%	6/28/06	52,000	51,804
DaimlerChrysler Rev. Auto Conduit LLC 1	5.092%	7/18/06	60,000	59,604
DaimlerChrysler Rev. Auto Conduit LLC 1	5.099%	7/27/06	50,594	50,197
DaimlerChrysler Rev. Auto Conduit LLC 1	5.154%	8/18/06	53,748	53,155
DaimlerChrysler Rev. Auto Conduit LLC 2	4.878%	6/15/06	65,185	65,063
DaimlerChrysler Rev. Auto Conduit LLC 2	4.887%	6/20/06	48,446	48,323
Toyota Motor Credit Corp.	4.850%	6/16/06	90,000	89,820
Toyota Motor Credit Corp.	4.878%	6/21/06	255,000	254,317
Toyota Motor Credit Corp.	5.042%	7/26/06	145,000	143,897

				1,255,712

Finance—Other (10.9%)
American Express Credit Corp.	5.021%	6/19/06	150,000	149,626
American Express Credit Corp.	5.049%	7/6/06	225,000	223,904
3 CRC Funding, LLC	4.891%	6/2/06	9,500	9,499
3 CRC Funding, LLC	4.852%	6/6/06	198,800	198,667
3 CRC Funding, LLC	4.947%	6/13/06	49,000	48,920
3 CRC Funding, LLC	4.948%	6/15/06	34,200	34,135
3 CRC Funding, LLC	5.033%	6/22/06	9,250	9,223
3 CRC Funding, LLC	5.047%	6/28/06	27,000	26,899
3 CRC Funding, LLC	5.067%	7/7/06	100,000	99,497
3 Cafco, LLC	5.009%	6/12/06	40,000	39,939
3 Cafco, LLC	5.032%	6/20/06	22,500	22,441
3 Cafco, LLC	5.034%	6/23/06	17,855	17,800
3 Cafco, LLC	5.001%	7/10/06	26,500	26,358
3 Ciesco LLC	5.024%	6/22/06	157,000	156,543
General Electric Capital Corp.	4.766%	6/1/06	397,000	397,000
General Electric Capital Corp.	4.858%	6/14/06	536,400	535,469
General Electric Capital Corp.	4.930%	6/29/06	41,000	40,845
General Electric Capital Corp.	5.033%	7/24/06	512,000	508,253
3 GovCo Inc.	4.818%-4.828%	6/7/06	159,500	159,373
3 GovCo Inc.	4.834%	6/8/06	25,000	24,977
3 GovCo Inc.	4.881%	6/19/06	50,000	49,880
3 GovCo Inc.	4.890%	6/21/06	14,000	13,962
3 GovCo Inc.	5.029%	6/27/06	37,500	37,365
3 GovCo Inc.	5.001%	7/10/06	72,929	72,539
3 GovCo Inc.	5.012%	7/12/06	45,000	44,746
3 GovCo Inc.	5.012%	7/19/06	45,000	44,703
3 GovCo Inc.	5.043%	7/21/06	61,000	60,578
3 GovCo Inc.	5.126%	8/15/06	25,000	24,736
3 GovCo Inc.	5.146%	8/18/06	15,000	14,835
3 IXIS Commercial Paper Corp.	4.816%	6/7/06	100,000	99,921
3 IXIS Commercial Paper Corp.	4.835%	6/8/06	146,000	145,864
3 IXIS Commercial Paper Corp.	4.847%	6/12/06	49,000	48,928
3 IXIS Commercial Paper Corp.	4.847%-4.863%	6/13/06	247,500	247,104
3 IXIS Commercial Paper Corp.	4.972%	7/5/06	98,000	97,545
3 IXIS Commercial Paper Corp.	4.984%	7/6/06	56,000	55,732
3 IXIS Commercial Paper Corp.	5.011%	7/10/06	9,200	9,151
3 IXIS Commercial Paper Corp.	5.029%	7/19/06	98,000	97,351
3 IXIS Commercial Paper Corp.	5.081%-5.085%	8/3/06	299,000	296,373
3 KFW International Finance Inc.	4.849%	6/5/06	30,000	29,984
3 KFW International Finance Inc.	4.909%	7/5/06	100,000	99,542
3 Liberty Street Funding Corp.	5.032%	6/12/06	97,000	96,852
3 Liberty Street Funding Corp.	5.023%	6/13/06	50,240	50,156
3 Liberty Street Funding Corp.	5.035%	6/14/06	41,000	40,926
3 Liberty Street Funding Corp.	5.035%	6/15/06	92,304	92,124
3 Liberty Street Funding Corp.	5.029%-5.030%	6/16/06	22,000	21,954
3 Liberty Street Funding Corp.	5.022%	6/19/06	179,961	179,512
3 Liberty Street Funding Corp.	5.032%	6/20/06	25,000	24,934
3 Liberty Street Funding Corp.	5.028%-5.040%	6/22/06	76,500	76,277
Oesterreichische Kontrollbank AG	5.146%	8/22/06	167,375	165,438
3 Old Line Funding Corp. LLC	4.916%-4.932%	6/5/06	118,465	118,401
3 Old Line Funding Corp. LLC	4.917%-4.921%	6/6/06	116,873	116,794
3 Old Line Funding Corp. LLC	5.033%	6/12/06	75,599	75,483
3 Old Line Funding Corp. LLC	4.948%	6/15/06	215,050	214,635
3 Old Line Funding Corp. LLC	4.976%-5.037%	6/16/06	58,773	58,651
3 Old Line Funding Corp. LLC	5.026%-5.044%	6/19/06	183,927	183,466
3 Old Line Funding Corp. LLC	5.024%	6/20/06	25,210	25,144
3 Old Line Funding Corp. LLC	5.058%-5.059%	7/5/06	89,571	89,146
3 Old Line Funding Corp. LLC	5.058%-5.060%	7/6/06	95,857	95,389
3 Old Line Funding Corp. LLC	5.033%	7/20/06	50,643	50,300
3 Park Avenue Receivable Co., LLC	5.033%	6/13/06	52,000	51,913
3 Park Avenue Receivable Co., LLC	5.032%	6/19/06	74,334	74,148
3 Preferred Receivables Funding Co.	5.032%	6/12/06	50,000	49,923
3 Preferred Receivables Funding Co.	5.033%	6/13/06	50,000	49,917
3 Preferred Receivables Funding Co.	5.030%	6/16/06	34,139	34,068
3 Preferred Receivables Funding Co.	5.041%	6/22/06	75,318	75,097
3 Variable Funding Capital Corp.	5.027%	6/12/06	202,000	201,691
3 Variable Funding Capital Corp.	5.023%	6/14/06	39,000	38,930
3 Variable Funding Capital Corp.	4.971%-5.040%	6/21/06	244,000	243,322
3 Yorktown Capital LLC	5.033%	6/20/06	21,000	20,944

				6,935,742

Foreign Banks (20.9%)
ANZ (Delaware) Inc.	4.844%	6/14/06	225,000	224,611
ANZ (Delaware) Inc.	4.890%	6/23/06	42,000	41,876
ANZ (Delaware) Inc.	5.018%	7/20/06	99,000	98,332
ANZ (Delaware) Inc.	5.048%	7/26/06	280,000	277,868
ANZ (Delaware) Inc.	5.096%	8/10/06	575,000	569,376
Abbey National NA LLC	5.001%-5.011%	6/1/06	640,000	640,000
Abbey National NA LLC	4.890%	6/5/06	294,000	293,842
CBA (Delaware) Finance Inc.	4.849%	6/14/06	148,500	148,243
CBA (Delaware) Finance Inc.	4.859%-5.021%	6/15/06	702,450	701,123
CBA (Delaware) Finance Inc.	5.025%	6/22/06	24,000	23,930
CBA (Delaware) Finance Inc.	4.890%	6/23/06	12,500	12,463
CBA (Delaware) Finance Inc.	4.979%-5.056%	7/6/06	340,000	338,344
3 Danske Corp.	4.831%	6/1/06	11,400	11,400
3 Danske Corp.	4.856%	6/2/06	8,200	8,199
3 Danske Corp.	4.850%	6/15/06	387,000	386,279
3 Danske Corp.	4.871%-5.024%	6/22/06	530,000	528,510
3 Danske Corp.	5.019%	7/20/06	132,000	131,110
3 Danske Corp.	5.088%	8/7/06	130,000	128,785
3 Danske Corp.	5.097%	8/8/06	43,000	42,591
Dexia Delaware LLC	4.859%	6/15/06	162,000	161,698
Dexia Delaware LLC	4.941%-4.976%	6/27/06	25,500	25,410
Dexia Delaware LLC	5.102%	8/7/06	395,000	391,299
Dexia Delaware LLC	5.100%	8/8/06	189,600	187,797
European Investment Bank	4.825%-4.987%	6/19/06	920,000	917,765
European Investment Bank	5.032%	7/12/06	500,000	497,158
3 Fortis Funding LLC	4.818%	6/9/06	20,500	20,478
HBOS Treasury Services PLC	4.787%	6/2/06	95,500	95,487
HBOS Treasury Services PLC	4.804%	6/5/06	156,090	156,008
HBOS Treasury Services PLC	4.809%	6/8/06	46,000	45,958
HBOS Treasury Services PLC	4.884%	6/14/06	12,000	11,979
HBOS Treasury Services PLC	4.864%	6/16/06	19,000	18,962
HBOS Treasury Services PLC	5.033%	7/18/06	218,700	217,281
HBOS Treasury Services PLC	5.107%-5.163%	8/7/06	153,700	152,257
ING (U.S.) Funding LLC	4.835%	6/8/06	42,166	42,127
ING (U.S.) Funding LLC	5.044%	7/5/06	48,000	47,773
Lloyds TSB Bank PLC	5.018%	6/19/06	11,000	10,973
3 National Australia Funding (Delaware)	5.011%	6/1/06	400,000	400,000
3 National Australia Funding (Delaware)	5.019%	6/13/06	176,000	175,707
3 National Australia Funding (Delaware)	5.012%	6/21/06	440,000	438,781
Nordea North America Inc.	4.819%	6/1/06	30,000	30,000
Nordea North America Inc.	4.818%	6/9/06	94,000	93,901
Nordea North America Inc.	4.885%-4.890%	6/23/06	499,000	497,528
Nordea North America Inc.	4.900%	6/28/06	300,000	298,911
Nordea North America Inc.	4.914%	6/29/06	260,000	259,018
Nordea North America Inc.	4.973%	7/5/06	25,000	24,884
Nordea North America Inc.	5.021%	7/19/06	9,000	8,940
Rabobank USA Financial Corp.	4.994%-5.001%	6/1/06	995,000	995,000
Rabobank USA Financial Corp.	4.926%	6/12/06	39,000	38,942
Rabobank USA Financial Corp.	5.038%	7/3/06	17,000	16,925
Societe Generale N.A. Inc.	5.032%	7/19/06	12,000	11,920
Societe Generale N.A. Inc.	5.164%	8/8/06	10,900	10,795
Svenska Handelsbanken, Inc.	4.807%	6/5/06	23,000	22,988
Svenska Handelsbanken, Inc.	4.850%	6/15/06	518,000	517,035
UBS Finance (Delaware), LLC	4.821%	6/1/06	22,304	22,304
UBS Finance (Delaware), LLC	5.034%	6/26/06	29,000	28,899
UBS Finance (Delaware), LLC	4.973%	6/29/06	13,512	13,460
UBS Finance (Delaware), LLC	4.983%	7/6/06	10,515	10,465
UBS Finance (Delaware), LLC	5.017%	7/17/06	482,000	478,948
3 Westpac Banking Corp.	4.805%	6/2/06	47,500	47,494
3 Westpac Banking Corp.	4.823%	6/8/06	147,000	146,864
3 Westpac Banking Corp.	4.913%	6/9/06	10,000	9,989
3 Westpac Banking Corp.	4.949%-4.978%	6/30/06	157,367	156,746
3 Westpac Banking Corp.	5.002%	7/11/06	108,000	107,407
3 Westpac Banking Corp.	5.009%	7/13/06	49,500	49,214
3 Westpac Banking Corp.	5.088%—5.093%	8/1/06	180,000	178,467
3 Westpac Banking Corp.	5.146%	8/22/06	274,300	271,126
3 Westpac Trust Securities NZ Ltd.	4.794%	6/1/06	85,000	85,000
3 Westpac Trust Securities NZ Ltd.	4.940%	6/30/06	12,000	11,953
3 Westpac Trust Securities NZ Ltd.	5.045%	7/20/06	170,000	168,847

				13,235,750

Foreign Government (0.5%)
Caisse d'Amortissement de la Dette	4.978%	6/29/06	125,000	124,520
Export Development Corp.	5.007%	6/19/06	15,000	14,963
Export Development Corp.	4.950%	6/26/06	99,000	98,662
Export Development Corp.	5.031%	7/10/06	78,000	77,578

				315,723

Foreign Industrial (3.9%)
3 Glaxosmithkline Finance PLC	4.989%	6/9/06	90,000	89,901
3 Nestle Capital Corp.	4.817%	6/14/06	100,000	99,828
3 Nestle Capital Corp.	4.989%	6/16/06	33,000	32,932
3 Nestle Capital Corp.	4.999%	6/23/06	115,000	114,651
3 Nestle Capital Corp.	5.006%	6/26/06	60,000	59,793
3 Nestle Capital Corp.	4.962%	7/3/06	100,000	99,563
3 Nestle Capital Corp.	4.946%-4.951%	7/5/06	175,000	174,190
3 Nestle Capital Corp.	4.965%	7/11/06	155,000	154,155
3 Nestle Capital Corp.	5.027%	7/26/06	75,000	74,431
3 Network Rail Infrastructure Finance PLC	5.084%	7/24/06	60,000	59,555
Shell International Finance	5.000%	6/13/06	15,250	15,225
Shell International Finance	4.908%	6/30/06	110,990	110,556
Shell International Finance	5.022%	7/5/06	65,000	64,694
Siemens Capital Co. LLC	4.988%	6/29/06	77,750	77,451
3 Total Capital	4.787%	6/8/06	41,000	40,962
3 Total Capital	5.002%	7/17/06	1,031,000	1,024,492
3 Total Capital	5.053%	8/3/06	150,000	148,690

				2,441,069

Industrial (0.1%)
General Electric Co.	5.039%	6/27/06	55,000	54,801

Total Commercial Paper
(Cost $24,455,134)				24,455,134

Certificates of Deposit (26.6%)

Certificates of Deposit—U.S. Banks (7.8%)
Branch Banking & Trust Co.	5.015%	6/15/06	112,500	112,500
Branch Banking & Trust Co.	4.895%	6/28/06	984,000	984,000
Branch Banking & Trust Co.	5.162%	8/23/06	154,000	154,000
Citizens Bank NA	4.850%	6/6/06	100,000	100,000
Citizens Bank NA	4.910%	6/14/06	100,000	100,000
Citizens Bank NA	4.950%	6/26/06	96,000	96,000
HSBC Bank USA	4.930%	7/5/06	100,000	100,000
HSBC Bank USA	5.110%	8/9/06	790,000	790,000
HSBC Bank USA	5.100%	8/10/06	197,000	197,000
SunTrust Banks, Inc.	5.025%	7/24/06	625,000	625,000
Wachovia Bank NA	5.030%	6/27/06	140,000	140,000
Wells Fargo Bank, N.A	5.020%	6/20/06	15,000	15,000
Wells Fargo Bank, N.A	5.020%	6/26/06	800,000	800,000
Wells Fargo Bank, N.A	4.920%	6/30/06	726,000	726,000

				4,939,500

Yankee Certificates of Deposit—U.S. Branches (18.8%)
Abbey National NA LLC (New York Branch)	5.160%	8/25/06	313,000	313,000
BNP Paribas (New York Branch)	5.010%	7/20/06	110,000	110,000
BNP Paribas (New York Branch)	5.090%	8/7/06	287,000	287,000
Bank of Montreal (Chicago Branch)	5.020%	6/19/06	20,000	20,000
Bank of Montreal (Chicago Branch)	5.020%	7/20/06	290,000	290,000
Bank of Montreal (Chicago Branch)	5.050%	7/31/06	550,000	550,000
Barclays Bank PLC (New York Branch)	4.865%	6/15/06	31,000	31,000
Barclays Bank PLC (New York Branch)	4.865%	6/16/06	638,800	638,800
Barclays Bank PLC (New York Branch)	4.900%	6/27/06	100,000	100,000
Barclays Bank PLC (New York Branch)	4.965%	7/6/06	244,000	244,000
Barclays Bank PLC (New York Branch)	5.030%	7/17/06	46,300	46,300
Barclays Bank PLC (New York Branch)	5.120%	8/1/06	22,000	22,000
Barclays Bank PLC (New York Branch)	5.090%	8/3/06	439,000	439,000
Barclays Bank PLC (New York Branch)	5.100%	8/8/06	31,000	31,000
Canadian Imperial Bank of Commerce (New York Branch)	4.950%	6/19/06	280,000	280,000
Canadian Imperial Bank of Commerce (New York Branch)	5.040%	7/5/06	330,000	330,000
Dexia Credit Local (New York Branch)	5.020%	7/20/06	250,000	250,000
Dexia Credit Local (New York Branch)	5.040%	7/27/06	123,000	123,000
Dexia Credit Local (New York Branch)	5.100%	8/7/06	386,000	386,000
Fortis Bank NV-SA (New York Branch)	5.010%	6/7/06	24,000	24,000
Fortis Bank NV-SA (New York Branch)	4.850%	6/14/06	192,000	192,000
Fortis Bank NV-SA (New York Branch)	4.855%	6/15/06	196,000	196,000
Fortis Bank NV-SA (New York Branch)	5.020%	6/19/06	245,000	245,000
Fortis Bank NV-SA (New York Branch)	4.990%	6/26/06	98,000	98,001
Fortis Bank NV-SA (New York Branch)	5.030%	7/24/06	465,000	465,000
HSH Nordbank AG (NY Branch)	4.935%	6/9/06	150,000	150,000
HSH Nordbank AG (NY Branch)	5.040%	6/12/06	460,000	460,000
Landesbank Baden-Wuerttemberg (New York Branch)	4.950%	6/12/06	400,000	400,000
Landesbank Baden-Wuerttemberg (New York Branch)	4.980%	6/23/06	200,000	200,000
Lloyds TSB Bank PLC (New York Branch)	5.060%	7/21/06	45,000	45,001
Rabobank Nederland (New York Branch)	5.090%	8/10/06	490,000	490,000
Royal Bank of Canada (New York Branch)	4.910%	6/27/06	172,000	172,000
Royal Bank of Scotland PLC (New York Branch)	4.890%	6/26/06	597,000	597,000
Royal Bank of Scotland PLC (New York Branch)	4.935%	7/5/06	135,000	135,000
Royal Bank of Scotland PLC (New York Branch)	5.050%	7/11/06	506,000	506,000
Societe Generale (New York Branch)	5.040%	7/3/06	165,000	165,000
Societe Generale (New York Branch)	5.090%	8/7/06	560,000	560,000
Svenska Handelsbanken, AB (New York Branch)	4.900%	6/1/06	85,000	85,000
Svenska Handelsbanken, AB (New York Branch)	5.030%	6/23/06	370,000	370,000
Svenska Handelsbanken, AB (New York Branch)	5.080%	7/17/06	246,000	246,000
Toronto Dominion Bank (New York Branch)	5.020%	6/15/06	165,000	165,000
Toronto Dominion Bank (New York Branch)	5.060%	7/10/06	450,000	450,000
UBS AG (Stamford Branch)	4.840%	6/13/06	500,000	500,000
UBS AG (Stamford Branch)	5.020%	6/19/06	473,000	473,000

				11,880,102

Total Certificates of Deposit
(Cost $16,819,602)				16,819,602

Eurodollar Certificates of Deposit (15.7%)

ABN-AMRO Bank NV	4.895%	6/7/06	295,000	295,000
ABN-AMRO Bank NV	4.990%	6/29/06	34,000	34,000
ABN-AMRO Bank NV	4.950%	7/5/06	489,000	489,000
ABN-AMRO Bank NV	5.090%	8/1/06	129,000	128,993
ABN-AMRO Bank NV	5.130%	8/16/06	80,000	79,997
BNP Paribas	4.850%	6/14/06	690,000	690,000
BNP Paribas	4.870%	6/16/06	289,000	289,000
BNP Paribas	5.110%	8/2/06	150,000	150,000
BNP Paribas	5.170%	8/24/06	37,000	37,000
Bank of Nova Scotia	4.860%	6/16/06	295,000	295,000
Bank of Nova Scotia	4.990%	6/26/06	215,000	215,000
Bank of Nova Scotia	5.040%	7/20/06	147,000	147,000
Credit Agricole S.A	4.855%	6/15/06	48,000	48,000
Credit Agricole S.A	5.020%	7/21/06	485,000	485,000
Credit Agricole S.A	5.100%	8/7/06	688,000	688,000
Deutsche Bank	4.860%	6/15/06	125,000	125,000
Deutsche Bank	5.010%	7/13/06	85,000	85,000
Deutsche Bank	5.105%	8/10/06	769,000	768,993
Deutsche Bank	5.125%	8/15/06	123,000	123,000
Deutsche Bank	5.160%	8/24/06	139,000	139,000
HBOS Treasury Services PLC	5.030%	7/21/06	533,000	533,000
HBOS Treasury Services PLC	5.110%	8/7/06	279,000	279,000
HBOS Treasury Services PLC	5.120%	8/11/06	25,000	25,000
HSBC Bank PLC	5.030%	7/20/06	95,000	95,000
ING Bank NV	4.830%	6/12/06	260,000	260,000
ING Bank NV	4.900%	6/23/06	65,000	65,000
ING Bank NV	4.955%	6/26/06	20,000	20,000
ING Bank NV	4.990%	6/26/06	465,000	465,000
ING Bank NV	5.110%	8/4/06	251,000	251,000
ING Bank NV	5.110%	8/7/06	76,000	76,000
Landesbank Hessen-Thuringen	4.992%	6/26/06	600,000	600,001
Lloyds TSB Bank PLC	5.030%	6/21/06	1,240,000	1,240,000
Lloyds TSB Bank PLC	5.050%	7/25/06	245,000	245,000
Societe Generale	4.855%	6/15/06	233,000	233,000
Societe Generale	4.965%	6/29/06	109,000	109,000
Societe Generale	5.125%	8/15/06	148,000	148,000

Total Eurodollar Certificates of Deposit
(Cost $9,955,984)				9,955,984

Other Notes (2.4%)

Bank of America, N.A	4.820%	6/6/06	78,000	78,000
Bank of America, N.A	4.970%	6/26/06	70,000	70,000
Bank of America, N.A	5.020%	7/17/06	203,500	203,500
Bank of America, N.A	5.010%	7/19/06	200,000	200,000
Bank of America, N.A	5.090%	7/31/06	292,000	292,000
Bank of America, N.A	5.110%	8/7/06	275,000	275,000
Bank of America, N.A	5.165%	8/21/06	420,000	420,000

Total Other Notes
(Cost $1,538,500)				1,538,500

Repurchase Agreements (8.6%)

Bank of America Securities, LLC
(Dated 5/31/06, Repurchase Value $1,126,157,000,
collateralized by Federal Farm Credit Bank Discount Note, 6/13/06-5/15/07, Federal Farm Credit Bank, 2.250%-6.690%, 9/1/06-2/6/26, Federal Home Loan Bank Discount Note, 6/1/06-11/22/06, Federal Home Loan Bank, 2.625%-7.625%, 8/15/06-8/15/16, Federal Home Loan Mortgage Corp. Discount Note, 2/5/07-4/17/07, Federal Home Loan Mortgage Corp., 0.000%-7.000%, 7/15/06-7/15/32, Federal National Mortgage Assn. Discount Note, 7/24/06-3/30/07, Federal National Mortgage Assn., 0.000%-7.250%, 7/15/06-5/15/30)	5.020%	6/1/06	1,126,000	1,126,000

Barclays Capital, Inc.
(Dated 5/31/06, Repurchase Value $869,121,000,
collateralized by Federal Farm Credit Bank Discount Note, 2/28/07, Federal Farm Credit Bank, 3.550%-3.625%, 8/10/06-10/24/08, Federal Home Loan Bank Discount Note, 6/28/06-7/7/06, Federal Home Loan Bank, 3.250%-5.625%, 12/17/07-9/9/24, Federal Home Loan Mortgage Corp. Discount Note, 6/13/06-5/11/07, Federal Home Loan Mortgage Corp., 4.500%-7.000%, 3/15/10-1/15/14, Federal National Mortgage Assn. Discount Note, 8/21/06)	5.020%	6/1/06	869,000	869,000

Citigroup Global Markets Inc.
(Dated 5/31/06, Repurchase Value $434,061,000,
collateralized by Federal Farm Credit Bank, 4.850%-6.030%, 3/21/16-7/29/20, Federal Home Loan Bank, 3.110%-7.625%, 6/2/06-8/15/19, Federal Home Loan Mortgage Corp. Discount Note, 6/13/06-8/22/06, Federal Home Loan Mortgage Corp., 2.750%-4.000%, 8/15/06-9/15/07, Federal National Mortgage Assn Discount Note, 6/19/06-7/19/06, Federal National Mortgage Assn., 0.000%- 8.100%, 1/22/08-8/12/19)	5.020%	6/1/06	434,000	434,000

Deutsche Bank Securities, Inc.
(Dated 5/31/06, Repurchase Value $1,081,151,000,
collateralized by Federal Home Loan Bank Discount Note, 6/1/06, Federal Home Loan Bank, 3.875%-5.250%, 8/15/06-6/8/07, Federal Home Loan Mortgage Corp. Discount Note, 1/29/07, Federal Home Loan Mortgage Corp., 6.625%, 9/15/09, Federal National Mortgage Assn., 4.000%-7.250%, 2/28/07-5/15/11)	5.020%-5.030%	6/1/06	1,081,000	1,081,000

Morgan Stanley & Co. Inc.
(Dated 5/31/06, Repurchase Value $1,086,725,000,
collateralized by Federal Farm Credit Bank Discount Note, 6/1/06-1/30/07, Federal Farm Credit Bank, 1.875%-9.800%, 7/5/06-2/6/26, Federal Home Loan Bank, 2.435%-6.789%, 8/15/06-7/28/28)	5.020%	6/1/06	1,086,573	1,086,573

UBS Securities LLC
(Dated 5/31/06, Repurchase Value $868,121,000
collateralized by Federal Home Loan Bank Discount Note, 6/2/06-8/23/06, Federal Home Loan Mortgage Corp. Discount Note, 7/11/06-1/3/07, Federal National Mortgage Assn. Discount Note, 6/1/06-10/25/06)	5.020%	6/1/06	868,000	868,000

Total Repurchase Agreements
(Cost $5,464,573)				5,464,573

Total Investments (99.4%)
(Cost $62,964,235)				62,964,235

Other Assets and Liabilities-Net (0.6%)				386,522

Net Assets (100%)				63,350,757

1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At May 31, 2006, the aggregate value of these securities was $10,643,262,000, representing 16.8% of net assets.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Vanguard Federal Money Market Fund
Schedule of Investments
May 31, 2006

	Yield [1]	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (76.1%)

2 Federal Home Loan Bank	4.715%	06/07/06	134,130	134,026
2 Federal Home Loan Bank	4.787%-4.797%	06/21/06	498,041	496,733
2 Federal Home Loan Bank	4.908%	07/14/06	157,000	156,090
2 Federal Home Loan Bank	4.972%	07/19/06	26,300	26,127
2 Federal Home Loan Bank	4.961%-4.968%	07/26/06	490,000	486,326
2 Federal Home Loan Bank	4.996%	08/02/06	12,692	12,584
2 Federal Home Loan Bank	5.085%	08/23/06	245,748	242,901
2 Federal Home Loan Bank	5.086%	08/25/06	233,770	230,996
2 Federal Home Loan Mortgage Corp.	4.705%	06/06/06	208,000	207,866
2 Federal Home Loan Mortgage Corp.	4.757%	06/13/06	154,000	153,759
2 Federal Home Loan Mortgage Corp.	4.838%-4.868%	07/03/06	474,077	472,062
2 Federal Home Loan Mortgage Corp.	4.895%	07/11/06	197,484	196,422
2 Federal Home Loan Mortgage Corp.	4.926%	07/18/06	64,716	64,305
2 Federal Home Loan Mortgage Corp.	4.941%	07/25/06	231,000	229,309
2 Federal Home Loan Mortgage Corp.	4.975%-4.992%	08/01/06	248,400	246,327
2 Federal Home Loan Mortgage Corp.	5.011%	08/04/06	44,668	44,274
2 Federal National Mortgage Assn	4.968%	07/26/06	370,000	367,224
2 Federal National Mortgage Assn	4.995%-5.008%	08/02/06	191,319	189,689
2 Federal National Mortgage Assn	5.034%	08/16/06	407,230	402,953
2 Federal National Mortgage Assn	5.085%	08/23/06	230,000	227,335

Total U.S. Government and Agency Obligations
(Cost $4,587,308)				4,587,308

Repurchase Agreements (23.6%)

Barclays Capital Inc.
(Dated 5/31/06, Repurchase Value $239,033,000, collateralized by Federal Home Loan Bank Discount Note, 6/14/06, Federal Home Loan Mortgage Corp. Discount Note, 8/8/06-11/14/06)	5.020%	6/1/06	239,000	239,000

Bank of America Securities, LLC
(Dated 5/31/06, Repurchase Value $303,623,000, collateralized by Federal Home Loan Mortgage Corp. Discount Note, 5/29/07, Federal Home Loan Mortgage Corp., 4.125%, 10/18/10, Federal National Mortgage Assn. Discount Note, 7/24/06-4/27/07, Federal National Mortgage Assn., 6.375%-6.625%, 6/15/09-11/15/30)	5.020%	6/1/06	303,581	303,581

Citigroup Global Markets
(Dated 5/31/06, Repurchase Value $117,016,000, collateralized by Federal Home Loan Mortgage Corp.,5.250%, 5/21/09, Federal National Mortgage Assn., 6.125%-7.125%, 9/15/09-1/15/30)	5.020%	6/1/06	117,000	117,000

Deutsche Bank Securities Inc.
(Dated 5/31/2006, Repurchase Value $235,033,000, collateralized by Federal Home Loan Mortgage Corp., 4.750%-5.750%, 3/15/09-11/17/15, Federal National Mortgage Assn., 4.375%, 9/15/12)	5.020%	6/1/06	235,000	235,000

Morgan Stanley & Co., Inc.
(Dated 5/31/06, Repurchase Value $294,041,000, collateralized by Federal Home Loan Bank, 3.250%-6.120%, 8/11/06-2/18/15)	5.020%	6/1/06	294,000	294,000

UBS Securities LLC
(Dated 5/31/06, Repurchase Value $235,033,000, collateralized by Federal Farm Credit Bank Discount Note, 6/9/06-1/12/07, Federal Home Loan Bank Discount Note, 6/1/06-2/23/07, Federal Home Loan Mortgage Corp. Discount Note, 7/3/06-4/3/07, Federal National Mortgage Assn. Discount Note, 6/6/06-4/27/07, Federal National Mortgage Assn., 10.500%, 3/1/14)	5.020%	6/1/06	235,000	235,000

Total Repurchase Agreements
(Cost $1,423,581)				1,423,581

Total Investments (99.7%)
(Cost $6,010,889)				6,010,889

Other Assets and Liabilities—Net (0.3%)				16,098

Net Assets (100%)				$6,026,987

1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line-of-credit) would require congressional action.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MONEY MARKET FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 20, 2006

VANGUARD MONEY MARKET FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	July 20, 2006

*By Power of Attorney. See File Number 2-31333, filed on January 23, 2006. Incorporated by Reference.